GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

16.   GOODWILL

For the years ended December 31, 2017 and 2016, changes in the net carrying amount of goodwill are as follows:

Cost:

Balance as of December 31, 2015	$482,175
Business acquisition (note 10)	87,068

Balance as of December 31, 2017 and 2016	569,243

Accumulated amortization:

Balance as of December 31, 2017 and 2016	$(33,311)

Net carrying amount:

As of December 31, 2017 and 2016	$535,932

The net carrying amount of goodwill as of December 31, 2017 and 2016 is allocated to the Telecommunications CGU.

Recoverable amount

The recoverable amount of the Telecommunications CGU was determined based on the higher of value in use or fair value less costs of disposal with respect to the impairment tests performed. The Corporation uses the discounted cash flow method to estimate the recoverable amount, consisting of future cash flows derived primarily from the most recent budget and three-year strategic plan approved by the Corporation’s management and presented to the Board of Directors. These forecasts considered the CGU’s past operating performance and market share as well as economic trends, along with specific and market industry trends and corporate strategies. In particular, specific assumptions are used for each type of revenue generated by the CGU or for each nature of expenses as well as for future capital expenditures. Such assumptions will consider, among many other factors, subscribers, competitive landscape, evolution of products and services offerings, wireless penetration growth, technology evolution, bargaining agreements, Canadian GDP rates and operating cost structures.

A perpetual growth rate is used for cash flows beyond the three-year strategic plan period. The discount rate used by the Corporation is a pre-tax rate derived from the weighted average cost of capital pertaining to the CGU, which reflects the current market assessment of (i) the time value of money, and (ii) the risk specific to the assets for which the future cash flow estimates have not been risk-adjusted. The perpetual growth rate was determined with regard to the specific markets in which the CGU participates.

The following key assumptions were used to determine recoverable amounts in the most recent impairment tests performed:

	2017		2016
CGU groups	Pre-tax discount rate (WACC)	Perpetual growth rate	Pre-tax discount rate (WACC)	Perpetual growth rate

Telecommunications	8.5%	2.5%	8.5%	2.5%

Sensitivity of the recoverable amount

No reasonable changes in the discount rate or in the perpetual growth rate used in the most recent test performed would have caused the recoverable amount of the Telecommunication CGU to equal its carrying value.